Investments (Details) - Investments [Member] - Coinshares International Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments (Details) [Line Items]
Net realized gains related to sale or disposal of investments	$ 0.1	$ 2.7	$ 1.3
Net unrealized (loss)/gain related to investments	$ (1.7)	$ (1.7)	$ 14.7